Kirkpatrick & Lockhart Nicholson Graham LLP
75 State Street
Boston, MA  02109
Tel.:  (617) 261-3246
Fax.:  (617) 261-3175


November 14, 2005

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C.  20549

    Re:  Eaton Vance Tax-Managed Premium and Dividend Income Fund
         Registration Statement on Form N-2 (333-___; 811-21832)
         --------------------------------------------------------

Ladies and Gentlemen:

     Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Tax-Managed Premium and Dividend Income Fund (the "Fund") is a registration statement on Form N-2 relating to Registrant's initial issuance of common shares of beneficial interest, par value $.01 per share (the "Registration Statement"). The Fund has filed electronically a Notification of Registration on Form N-8A in conjunction with this filing.

     The Fund is a newly-organized, closed-end management investment company and the Registration Statement is being filed for the purpose of registering common shares of beneficial interest of the Fund. The registration fee for purposes of the initial filing of $117.70 has been wired through the FEDWIRE system to the Securities and Exchange Commission's ("SEC") account at Mellon Bank. The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

     The Fund's primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation. In pursuing its investment objectives, the Fund will evaluate returns on an after-tax basis, seeking to minimize and defer shareholder federal income taxes. Under normal market conditions, the Fund's investment program will consist primarily of owning a diversified portfolio of common stocks. The Fund will seek to earn high levels of tax-advantaged income and gains by (1) emphasizing investments in stocks that pay dividends that qualify for favorable federal income tax treatment and (2) writing (selling) stock index call options with respect to a substantial portion of its common stocks investments.

Securities and Exchange Commission
Page 2

     The Fund desires to commence the public offering of its common shares as soon as possible and expects to begin circulating a "red herring" prospectus at the end of December. The appropriate legends are included on the cover pages of the prospectus and SAI. It is expected that the Fund will file a pre-effective amendment responding to any comments and registering additional shares promptly after the resolution of any comments, along with a request for acceleration of effectiveness of the Registration Statement.

     Questions should be directed to the undersigned at (617) 261-3246.




                                   Sincerely,


                                   /s/ Clair E. Pagnano
                                   --------------------
                                   Clair E. Pagnano